Note 11 - Derivatives and Fair Value Disclosures (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Notional Amount	$ 124,869,347	$ 142,500,000
Derivative, Reference Rate LIBOR	0.48%
Foreign Currency Forward Contracts Converted, Amount	5,400,000,000
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	$54,340	$527,627	$481,515
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 7,550
Minimum [Member]
Interest Rate Swap, Fixed Rate	2.77%
Maximum [Member]
Interest Rate Swap, Fixed Rate	4.73%